Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax liabilities and assets

	December 31,	December 31,
	2019	2018
Deferred tax liabilities	$-	$-
Deferred tax asset
Net operating loss carryforward	7,394,397	6,230,296
Valuation allowance	(7,394,397)	(6,230,296)
Net deferred tax asset	-	-

Schedule of movement of valuation allowance
	December 31, 2019	December 31, 2018
At the beginning of the year	$6,230,296	$5,043,944
Acquisition of subsidiary	-	500,934
Current year addition	1,281,472	1,054,992
Expired	(61,892)	(74,735)
Exchange difference	(115,166)	(294,839)
Over provided in last year	59,687
At the end of the year	7,394,397	6,230,296

Schedule of reconciliation of income tax expense
	December 31,	December 31,	December 31,
	2019	2018	2017
Loss before income taxes	$(32,022,203)	$(11,853,527)	$(6,810,454)

Tax loss at the PRC statutory tax rate of 25%	(7,470,202)	(2,874,005)	(1,564,147)
Non-deductible items	5,046,957	5,013,636	6,637,818
Non-taxable items	(388,109)	(3,538,631)	(3,789,956)
Change in valuation allowance	1,281,472	1,054,992	823,970
Effect of different tax rates in other jurisdictions	526,348	17,221	410
Effect of 15% preferential rate for certain PRC subsidiaries	1,003,534	252,778	(2,108,095)
Prior year over provision	70,992	-	-
Income tax benefit (expense)	70,992	(74,009)	-